    As filed with the Securities and Exchange Commission on October 28, 1999

                                                        Registration No. 33-6364
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                      POST-EFFECTIVE AMENDMENT NO. 15              /X/
                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT     /X/
                               COMPANY ACT OF 1940
                              AMENDMENT NO. 17                     /X/


                             ---------------------

                          ADDISON CAPITAL SHARES, INC.
               (Exact Name of Registrant as Specified in Charter)

                         c/o Janney Montgomery Scott LLC
                               2 Bala Cynwyd Plaza
                              Bala Cynwyd, PA 19004
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (215) 667-7007

                           JAMES W. JENNINGS, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 Market Street
                             Philadelphia, PA 19103
                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective
     |_| immediately upon filing pursuant to Paragraph (b)
     |X| on November 1, 1999 pursuant to Paragraph (b) of Rule 485 |_| 60 days after filing pursuant to Paragraph (a)(1)
     |_| on November 1, 1999 pursuant to Paragraph (a)(1) of Rule 485 |_| 75 days after filing pursuant to Paragraph (a)(2)
     |_| on __________ pursuant to Paragraph (a)(2) of Rule 485

PROSPECTUS
November 1, 1999


                       ----------------------------------
                       ----------------------------------

                                     ADDISON

                                     CAPITAL

                                     SHARES

                       ----------------------------------
                       ----------------------------------



         Addison Capital Shares, Inc. is a mutual fund seeking long-term capital appreciation and is managed by Addison Capital Management Company.




                                   DISTRIBUTOR

                           JANNEY MONTGOMERY SCOTT LLC
                               1801 Market Street
                        Philadelphia, Pennsylvania 19103
                  In Philadelphia, Pennsylvania (215) 665-6000
                Outside Philadelphia, Pennsylvania (800) 331-3186




             The Securities and Exchange Commission has not approved
              or disapproved these securities or determined if this
             prospectus is truthful or complete. Any representation
                      to the contrary is a criminal offense

How to Read your Prospectus

This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference. The prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

                                                                            Page
                                                                            ----

Summary .......................................................................2
Fund Fees and Expenses.........................................................4
About the Fund ................................................................4
Management.....................................................................6
Purchasing, Selling and Exchanging Fund Shares.................................7
Retirement Plans..............................................................10
Dividends and Distributions...................................................11
Taxes.........................................................................11
Financial Highlights..........................................................12
Application for Pre-Authorized Check Plan.....................................13
Account Application...........................................................15

                                     SUMMARY

Objective and Strategy

The Fund is a mutual fund that has an investment objective of long term capital appreciation. Addison Capital Management Company acts as the Fund's investment adviser and invests Fund assets in a way that it believes will help the Fund achieve its goal. The Adviser believes that the Fund's investment objective can best be met by investing primarily in equity securities of medium and large sized U.S. companies that appear to be undervalued. The Fund will normally be fully invested.

Investor Profile

The Fund is suited for you if you are seeking long-term capital appreciation and can withstand the share price volatility of equity investing.

Risk Factors

Investing in the Fund involves risks, and the Fund may not achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

The value of your investment in the Fund is based on the market value of the securities the Fund holds. The value of an investment in the Fund will vary from day to day based on changes in the prices of the common stocks in the Fund's portfolio. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The Fund's investments will have moderate to high price volatility as compared to other asset classes.

An investment in the Fund could lose money, just as with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not necessarily indicate how the fund will perform in the future. These figures assume that all distributions were reinvested.

This bar chart shows changes in the performance of the Fund's Shares from year to year for ten years.*


 50%
                                               40.28%
 40%
                     30.65%
 30%  27.67%                                                 29.3%
                                                      23.18%
 20%
                                   13%
 10%
                            6.5%
  0%                                                                0.37%
             -6.43%                     -6.72%
-10%

       1989   1990   1991   1992   1993  1994   1995   1996   1997  1998


* The performance information shown above is based on a calendar year. For the period from December 31, 1998 through September 30, 1999, the year-to-date total return for the Fund was -9.81%.

During the above period, the highest return for a quarter was 16.1% (quarter ended March 31, 1991) and the lowest return for a quarter was -18.4% (quarter ended September 30, 1998).


This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of an unmanaged market index.

--------------------------------------------------------------------------------
                               1 Year             5 Years            10 Years
--------------------------------------------------------------------------------
The Fund                         0.4%              15.9%               14.7%
--------------------------------------------------------------------------------
S&P 500(R)Index*                28.6%              24.0%               19.2%
--------------------------------------------------------------------------------
* The Standard & Poor's 500 Composite Index is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns.

                             FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund imposes no sales load on purchases or reinvested dividends; nor does it impose deferred sales charges, redemption fees or exchange fees.

--------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                    (Fees paid directly from your investment)
                                     None.*
--------------------------------------------------------------------------------
                         ANNUAL FUND OPERATING EXPENSES
                      (expenses deducted from Fund assets)
--------------------------------------------------------------------------------
Investment Advisory Fees                                     0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.65%
--------------------------------------------------------------------------------
Shareholder Servicing Fees                                   0.25%
--------------------------------------------------------------------------------
Other Expenses                                               0.43%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         2.08%
                                                             -----
--------------------------------------------------------------------------------
Less Fee Waivers                                            (0.25)%**
                                                            -------
--------------------------------------------------------------------------------
          Net Expenses                                       1.83%
                                                            =======
--------------------------------------------------------------------------------

 * The Fund's Distributor agreed to waive the front end sales charge of 3% for all shares purchased since July 3, 1995.
** The Fund's Distributor has contractually agreed to reduce the distribution fee from 0.65% to 0.40%.
In both instances, the Fund's Distributor has committed not to discontinue these fee waivers for at least one year from November 1, 1999, and not without the affirmative vote of the Fund's disinterested directors.


--------------------------------------------------------------------------------
                                     Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
--------------------------------------------------------------------------------
                        1 Year         3 Years        5 Years          10 Years
--------------------------------------------------------------------------------
The Fund                 $186           $576           $990             $2,148
--------------------------------------------------------------------------------
Over time, payment of 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.


                                 ABOUT THE FUND

Investment Objective and Strategy

The Fund's objective is long-term capital appreciation. The Fund seeks to increase the value of your investment over the long-term (referred to as long-term capital appreciation), primarily through the purchase of common stocks of U.S. companies with large and medium capitalizations that the Adviser believes to be undervalued. A security may be undervalued in the Adviser's view because of many market factors, including investor apathy, market decline within an industry group, poor industry conditions, earnings declines or other factors that may provide buying opportunities at attractive prices relative to the long-term prospects for the securities in question. Such securities are usually characterized by low price to earnings ratios relative to standard indices, such as the S&P 500(R) Index, or low price to earnings ratios relative to the relevant industry grouping. The Fund will invest in securities of a variety of companies in order to diversify across economic sectors. Portfolio exposure is limited to a maximum of 5% in any single issuer.

The Adviser's Philosophy

The Adviser is a value-oriented investor and intends to invest in securities which are undervalued due to such factors as investor apathy, earnings declines, or other adverse developments that the Adviser believes have abated, or soon will abate. It believes these securities are likely to provide a greater return than securities with higher price to earnings ratios. These higher price to earnings securities reflect anticipated favorable developments but are subject to greater correction should any unfavorable developments occur. Although the Fund will invest primarily in dividend-paying companies, the Fund may, from time to time, invest in securities that pay no dividends or interest. The Fund generally will sell a portfolio investment when the security no longer satisfies the Adviser's value criteria.

The Fund invests primarily in the common stocks of U.S. companies. Common stocks represent shares of ownership in a company, and may or may not pay dividends. The Adviser invests in companies that it believes show the potential for their stock prices to rise. The Fund's investments will tend to consist of medium sized companies ($1 billion to $5 billion in market value) and large companies (over $5 billion in market value).

Although the Fund will generally be fully invested, with 5% or less of the portfolio in cash equivalents, the Fund may make temporary defensive investments that are inconsistent with the Fund's principal investment strategies, in an attempt to respond to adverse market, economic, political or other conditions. While the Fund is engaged in a temporary defensive strategy, it may not achieve its investment objective. The Fund may also invest in some securities of foreign companies. Investments in securities of foreign companies that are not traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System will constitute less than 10% of the Fund's assets.

The Fund may change its investment strategies, but not its objective, without shareholder approval. You would be notified, however, if there are any changes.

Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

The Fund's share price changes daily based on the value of its stock holdings. Stock values fluctuate in response to the activities of individual companies of general market and economic conditions. In the short term, they can fluctuate drastically in response to these factors. For example, in 1987, the Dow Jones Industrial Average, an index of blue chip stocks, fell 22% in a single day. Stock values also can decline over an extended period.

The primary risk of value stocks is that they may never appreciate to the extent expected by the asset manager because the underlying circumstances causing the market to undervalue them do not change. To the extent that the Fund invests in those kind of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as international, growth and small company stock funds).

The Fund's investments in foreign securities involve risks that are in addition to the risks of U.S. investments. Foreign investments are subject to such risks as possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

The performance of the Fund will depend on how successful the Adviser is in pursuing the Fund's investment strategy, and there is no assurance that the Adviser will be successful in this regard. The Adviser may simply do a poor job of selecting investments. In addition, there may be times when the great majority of the securities that fit within the Fund's investment objectives are declining in value, and you would make more money in a federally insured bank account.

With all of these risks, when you sell Fund shares, they may be worth less than what you paid for them.

The Year 2000 Issue

The Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may negatively affect the companies and governments whose securities the Fund purchases, which may ultimately have an impact on the value of the Fund's shares. Additional information on these risks is contained in the Statement of Additional Information.

                                   MANAGEMENT

Investment Adviser

The Funds' investment adviser, Addison Capital Management Company, makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. The Adviser also ensures compliance with the Funds' investment policies and guidelines. The Adviser's address is 1608 Walnut Street, Philadelphia, PA 19103

Addison Capital Management Company, a subsidiary of Janney Montgomery Scott LLC, has been in business since 1981 and had approximately $400 billion in assets under management as of December 31, 1998. It has advised the Fund since its formation in 1986. A team of investment professionals led by Radcliffe Cheston and James V. Kelly, CFA, both of whom have been with Addison for over 5 years, are responsible for day-to-day operation of the Fund. Mr. Cheston has been responsible for overseeing the portfolio since 1986.

For the fiscal year ended June 30, 1999, the Fund paid investment advisory fees of 0.75% of the average daily net assets of the Fund. The Adviser has agreed to pay Janney an amount equal to 0.25% of the Fund's average net assets for Janney's efforts in selling and marketing the shares of the Fund.

Administration

PFPC, Inc. provides certain administrative and accounting services, including bookkeeping, record maintenance, and preparation of filings required by the Securities and Exchange Commission and federal and state tax authorities, for the Fund. PFPC's annual fees, payable monthly, for these services equal 0.10% of the Fund's average daily assets, with a minimum annual fee of $100,000. The Fund also reimburses PFPC for certain disbursements. These amounts do not include fees payable to the Transfer Agent and the Fund's custodian for their services. PFPC is a wholly-owned subsidiary of the Custodian.

Shareholder Services

Janney provides office space to the Fund, oversees PFPC's performance of its duties under the Administration and Accounting Services Agreement, oversees the performance by the Custodian and Transfer Agent of their respective duties to the Fund and responds to shareholder inquiries, for an annual fee equal to 0.25% of the Fund's average daily net assets. This fee is in addition to the annual distribution fee which Janney also receives from the Fund.

               PURCHASING, SELLING AND EXCHANGING THE FUND SHARES

New Accounts

In order to open a new account, you must complete the Share Application that is attached to this Prospectus and return it to your Janney broker. If you want to invest in Fund shares through an IRA or other retirement plan, your broker will provide you with the appropriate documents.

The Fund's minimum initial investment is $1,000 ($250 for an IRA account) with a $50 minimum on subsequent purchases. This minimum may be waived to meet Internal Revenue Code maximum contributions on IRA accounts.

When Can You Purchase Shares?

You may purchase shares of the Fund on any day that the New York Stock Exchange is open for business (a "Business Day").

The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

What Shares Will Cost

The price per share (the offering price) will be the net asset value per share next determined after the Fund receives your purchase order. The net asset value for one Fund share is the value of that share's portion of all of the net assets in the Fund. The Fund's net asset value is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). To receive the current Business Day's net asset value, the Fund must receive your purchase order before 4:00 p.m. Eastern time.

In calculating the net asset value, the Fund generally values its investment portfolio at market price. If market prices are unavailable, fair value prices may be determined in good faith using methods approved by the Board of Directors.

Except with respect to certain orders for Fund shares to be invested in an IRA, orders accepted by Janney before the close of business of the Exchange on any day that the Exchange is open for business will be executed at the net asset value determined as of the close of the Exchange on that day. Orders accepted by Janney after the close of the Exchange will be executed at the net asset value determined as of the close of the Exchange on the next trading day. Fund shares ordered through the Fund's Pre-authorized Check Plan will be purchased at the net asset value determined on the close of business of the Exchange on the date each month the Custodian draws a check on your account. Fund shares purchased through an automatic monthly transfer of funds from your account to the Custodian will be purchased at the net asset value determined at the close of business of the Exchange on the respective date such transfer is made.

Purchasing Additional Shares

1. Through the Pre-authorized Check Plan and Other Transfers of Funds from Financial Institutions.

Once you are a Fund shareholder, you can make additional investments through the Pre-authorized Check Plan for convenient automatic monthly investments. In addition, certain financial institutions may allow you to request the automatic transfer of $50 or more on a monthly basis to PNCBank, custodian for the Fund, for investment in shares of the Fund.

2.  Open Account Program

If you do not elect otherwise on your application to purchase Fund shares, you are automatically enrolled in an Open Account Program. You may schedule your purchases to suit your personal requirements. As each payment is received by the Transfer Agent, full and fractional shares will be purchased at the next effective offering price and proper entry is made on the books of the Fund.

3.  By Phone

Current shareholders may also purchase shares by phone by calling their Janney broker. Purchases must be paid within three business days of the phone order.

How to Sell or Redeem Shares

You can sell and receive cash for your Fund shares in two ways.

1. You may give your Janney broker an order. Janney will transmit your order to the Fund for processing as a redemption request. Janney will not impose any separate charge or fee for this service.

2. If you hold your Fund shares in certificate form, or if you do not hold Fund shares in a Janney account, you may send a written request for redemption to Addison Capital Shares, Inc., c/o PFPC, Inc., P.O. Box 8916, Wilmington, DE 19899-8916. The request will be considered to be received in "good order" only if:

    o You have indicated in writing the number of shares to be redeemed and your shareholder account number.

    o The written request is signed by you and by any co-owner of the account with exactly the same name or names used in establishing the account.

    o The written request is accompanied by any certificates representing the shares that have been issued to you, and you have endorsed the certificates for transfer or an accompanying stock power exactly as the name or names appear on the certificates.

    o The signatures on the written redemption request and on any certificates for your shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank (not including a savings bank) or a trust company, or by Janney, or by any other member firm of the New York, American, Boston, Midwest, Pacific or Philadelphia Stock Exchanges.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale of Fund shares, contact your Janney broker.

If the redemption request is received by the Transfer Agent or Janney before the close of business of the Exchange, the Shares will be redeemed at the net asset value per share determined at the close of the Exchange on that day. Requests received by the Transfer Agent or Janney after the close of business of the Exchange or on a day when the Exchange is not open for business will be executed at the net asset value determined at the close of the Exchange on its next trading day.

Systematic Withdrawal Plan

You may elect to make systematic withdrawals from your Fund account at a minimum of $50 on a monthly basis or $150 on a quarterly basis if you are purchasing or already own shares with a net asset value of $10,000 or more. Please contact Janney for further information.

Redemptions In Kind

The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any other redemption.

Receiving Your Money

Normally, the Fund will send your sale proceeds within three business days after it receives your request in good order, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a wire fee, currently $15) or sent to you by check. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of purchase).

Exchange Privilege

Shares of the Fund may be exchanged for shares of the Janney Montgomery Scott ("JMS") Money Market Fund portfolios. Shares of the Fund and the JMS Money Market Fund portfolios are exchanged at their respective net asset values. However, when you exchange shares you are really selling your shares and then buying other shares. The JMS Money Market portfolios do not presently impose any sales charges. Further information concerning this privilege is contained in the Fund's Statement of Additional Information.

Suspension of your right to sell shares

The Fund may suspend your right to sell your shares during any period that the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not practicable for the Fund to dispose of securities, or fairly determine the value of its assets; and for such other periods as the SEC may permit.

Involuntary sale of your shares

If your account balance drops below the required minimum of $500, you may be required to sell your shares. You will be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Distribution of Fund Shares

Janney Montgomery Scott LLC is the distributor of the Fund's shares. Janney receives no sales commissions for distributing the Fund's shares. However, the Fund has adopted a shareholder distribution plan for its shares that allows the Fund to pay fees to Janney for distribution in the amount of 0.65% of the Fund's average daily net assets, but Janney has contractually agreed to reduce the fee to 0.40%. In addition, the Fund pays Janney 0.25% of the Fund's average daily net assets as a shareholder servicing fee. The Adviser also pays Janney, directly out of its assets, 0.25% of the Fund's average daily net assets as an additional incentive to market the Fund's shares.

                                RETIREMENT PLANS

An investment in Fund shares may be appropriate for IRAs as well as self employed and corporate retirement plans. Investors who are considering establishing such a plan may wish to consult their attorney or tax adviser with respect to individual tax questions. Janney can make forms of self-directed IRAs available (whether Traditional, Education, SEP, Simple or Roth).

The Internal Revenue Code requires the custodian of any IRA to furnish each individual benefitting from an IRA with a copy of the governing instrument used to establish the IRA and a disclosure statement satisfying the requirements of regulations under Section 408 of the Internal Revenue Code no later than the earlier of the date of establishment or purchase of the IRA. If, however, the governing instrument and disclosure statement are not furnished to such individual at least seven days preceding the earlier of the date of purchase or establishment of the IRA, the individual must be permitted to revoke his IRA and receive a full refund for a period of seven days from the earlier of those dates. If the revocation period applies, Janney, as custodian of a Janney self-directed IRA will hold the individual's initial payment to his IRA in a suspense account until the expiration of the seven-day period. Thereupon, if the IRA has not been revoked, such payment will be applied to the purchase of Fund shares at the net asset value next calculated following such expiration date plus the appropriate sales charge. No interest will be paid on funds held in such suspense account. An order placed with Janney on behalf of a Janney self-directed IRA will not be transmitted to the Fund until Janney receives a check and completed IRA application.

The option of making contributions to the above plans through regular payroll deductions may be arranged with Janney and your employer. Additional information with respect to these plans is available upon request from any Janney broker.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income and capital gains, if any, semi-annually as a dividend to shareholders.

If you own Fund shares on a Fund's dividend record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Alternatively, you may contact your Janney broker. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, send written notice to the Fund.

                                      TAXES

Please consult your tax advisor regarding specific questions about federal, state and local income taxes. We have summarized some important tax issues that affect the Fund and its shareholders.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive are subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Each sale or exchange of the Fund's shares is a taxable event. Every January, you will receive a form showing the taxable distributions paid to you in the previous calendar year.

More information about taxes is in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

         The table that follows presents performance information about the Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Tait, Weller & Baker, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-331-3186.

Financial Highlights (for a Fund Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                     Year          Year          Year         Year          Year
                                                     Ended         Ended         Ended        Ended         Ended
                                                     6/30/99       6/30/98       6/30/97      6/30/96       6/30/95
                                                     -------       -------       -------      -------       -------
Net asset value at the beginning of year...          $33.28        $31.53        $26.42       $22.92        $20.45
                                                     ------        ------        ------       ------        ------
Income from Investment Operations

Net investment income......................            0.08          0.09          0.15         0.17          0.22

Net realized and unrealized gains/(losses)
  on investments...........................            1.96          5.41          7.60         5.42          3.77
                                                       ----          ----         -----         ----          ----
Total from investment operations...........            1.88          5.50          7.75         5.59          3.99
                                                       ----          ----         -----         ----          ----
Less Distributions
Dividends from net investment
 income....................................            (.09)         (.13)         (.15)        (.21)         (.20)

Distributions from capital gains...........           (1.67)        (3.62)        (2.49)       (1.88)        (1.32)
                                                     ------        ------        ------       ------        ------
Total distributions........................           (1.76)        (3.75)        (2.64)       (2.09)        (1.52)
                                                     ------        ------        ------       ------        ------
Net asset value at end of year.............          $29.64        $33.28        $31.53       $26.42        $22.92
                                                     ======        ======        ======       ======        ======

Total return(1)............................           (6.03)%       19.40%        32.20%       25.92%        21.11%

Ratios/Supplemental Data

Net assets at end of year (in 000's).......         $61,199       $81,512       $66,609      $50,704       $38,506

Ratio of expenses to average net assets....            1.83%         1.75%         1.83%        1.96%         2.06%

Ratio of net income to average net assets..            0.25%         0.30%         0.54%        0.69%         1.03%

Portfolio turnover rate....................           25.77%        28.14%        29.48%       38.97%        42.82%

-------------
(1) Assumes an initial investment made at the net asset value last calculated on the business day before the first day of each fiscal year and does not reflect sales charges on investments. As of July 3, 1995, all sales charges were waived by the Fund's distributor.

IF YOU WANT TO START A MONTHLY
INVESTMENT PROGRAM
--------------------------------------------------------------------------------
o Complete both parts of the bank draft authorization in the panel to the right

o   Complete the Account Application on the next page

o   Send

|_| A check made out for the total amount of your initial investment

and

|_| a blank check marked "void" to:

PFPC, Inc.
c/o Addison Capital Shares, Inc.
P.O. Box 8916
Wilmington, DE  19899-8916

(The blank check marked "void" is required because the Transfer Agent must obtain, and retain in its records, an exact replica of the coding at the bottom of the voided check so that it can arrange through appropriate bank channels monthly withdrawals from your check account.)





























COMPLETE, DETACH AND MAIL WITH
COMPLETE SHARE APPLICATION

TO BEGIN BANK DRAFT INVESTING
THROUGH YOUR CHECKING ACCOUNT

(Pre-Authorized Check Plan)

I hereby authorize PNCBank to draw $_______________ from my checking account monthly, beginning with the 20th day of _______________ to be used to purchase
                                            (month)
shares of Addison Capital Shares, Inc. for my account through the

________________________________________________________________________________
Name of Bank, Branch Name and Number (if any)

________________________________________________________________________________
Address of Bank or Branch

_________________________________________________  _____________________________
(Routing symbol)

This authorization is subject to the provisions on the reverse side.

Name(s)_________________________________________________________________________

Street__________________________________________________________________________

City________________________________State________Zip________
Note: Please enclose a blank check marked "void"

----------------------------------------
AUTHORIZATION TO HONOR BANK DRAFTS
DRAWN BY
PNCBANK

To:_____________________________________________________________________________
(Print Bank Name -- and Branch, if any)

________________________________________________________________________________
(Bank Address)

________________________________________________________________________________

For my convenience, I hereby request and authorize you to pay and charge to my account checks drawn on my account by, and payable to the order of, PNCBank. I agree that while this authorization remains in effect (1) your rights in respect to each such check shall be the same as if it were signed personally by me, (2) you shall be fully protected in honoring any such check and (3) if any such check be dishonored, with or without cause, and whether inadvertently, you shall be under no liability whatsoever.

This authorization shall remain in effect until you receive written revocation signed by me.

________________________________________________________________________________
(Print Name of Depositor(s) As Shown On Bank Records)

________________________________________________________________________________
                             (Checking Account No.)

_____________   ________________________________________________________________
   (Date)             (Signature of Depositor As Shown On Bank Records)

BANK DRAFT AUTHORIZATION
The authorization on the reverse side is subject to the following provisions:

1. PNCBank shall collect the amount specified from the investor's personal checking account, as authorized on the reverse side, by drawing checks on such accounts to its own order.

2. Checks will be drawn once each month. The canceled checks will constitute receipts for such amounts.

3. The privilege of making deposits under this service may be revoked by PNCBank without prior notice if any check is not paid upon presentation. PNCBank shall be under no obligation to notify the investor as to the non-payment of any check.

4. This service may be discontinued by the investor by written notice to PNCBank, which is received at least ten business days prior to the collection date or at any time by PNCBank upon thirty days' written notice prior to any collection date.

When this card has been completed, please mail to:

PFPC, Inc.
c/o Addison Capital Shares, Inc.
P.O. Box 8916
Wilmington, DE  19899-8916

Please enclose a voided blank check.

INDEMNIFICATION AGREEMENT

To:  Bank named on the reverse side.

Your depositor executing the authorization on the reverse side is purchasing shares of Addison Capital Shares, Inc. (the "Fund"), a mutual fund for which PNCBank is custodian, and has authorized PFPC to collect the amounts indicated for investment from his or her personal checking account by drawing checks on such account to its order. In consideration of your compliance with such depositor's request that you pay and charge to his or her account checks drawn on such account by, and payable to the order of PNCBank, Janney Montgomery Scott LLC ("Janney"), distributor for the Fund, hereby agrees:

1. To indemnify and hold you harmless from any loss you may suffer resulting from or in connection with the execution and issuance of any check, whether or not genuine, purporting to be drawn by or on behalf of and payable to PNCBank on the account of your depositor executing the authorization on the reverse side and received by you in the regular course of business through normal banking channels for the purpose of payment, including any costs or expenses reasonably incurred in connection with such loss, but excepting any loss due to your payment of any check drawn against insufficient funds.

2. In the event that any such check shall be dishonored, whether with or without cause, and whether intentionally or inadvertently, to indemnify you and hold you harmless from any loss resulting from such dishonor, including the costs and reasonable expenses.

Janney Montgomery Scott LLC
by Norman T. Wilde, Jr., President

Authorized by a resolution adopted by the Board of Directors of Janney Montgomery Scott LLC

See preceding page
for instructions to
start a monthly
investment program.

                                  ADDISON CAPITAL SHARES, INC.
                                       SHARE APPLICATION
Send Completed Application to:    ADDISON CAPITAL SHARES, INC.,
                                c/o JANNEY MONTGOMERY SCOTT LLC
                           2 BALA CYNWYD PLAZA, BALA CYNWYD, PA 19004

------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT REGISTRATION

Owner (print)         | | | | | | | | | | | | | | | | | | | | | | | | |                             | | | |-| | |-| | | |
                      -------------------------------------------------                             ---------------------

Co-owner (if any)     | | | | | | | | | | | | | | | | | | | | | | | | |                             | | |-| | | | | | | |
                      -------------------------------------------------                             ---------------------

Street Address        | | | | | | | | | | | | | | | | | | | | | | | | |                       /_/   Exempt from Backup Withholding
                      -------------------------------------------------                             (For Instructions, see Step 3 on
                                                                                                    last page)

                      | | | | | | | | | | | | | | | | | | | | | | | | |
                      -------------------------------------------------
                      City                       State         Zip Code

*If joint registration is indicated, both must sign and the registration will be as joint tenants with right of survivorship and not as tenants in common, unless otherwise specifically stated.
------------------------------------------------------------------------------------------------------------------------------------

SUBSEQUENT INVESTMENTS/DIVIDENDS AND DISTRIBUTIONS -- Minimum initial investment is $1,000; thereafter $50.  I enclose a check in the amount of $_______________.
|_| I intend without obligation, to make additional investments in the amount of $____________________.
Dividend and other distributions election: (please check applicable box; if no box checked, you will be deemed to have checked box 1):
|_| 1. All dividends and distributions of realized securities profits shall be accepted in additional shares at net asset value.
|_| 2. All dividends shall be paid to me in cash and all distributions of realized securities profits will be accepted in additional shares at net asset value.
|_| 3. All dividends and distributions of realized securities profits shall be paid to me in cash.
------------------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN: Minimum required investment is $10,000.
|_| Monthly |_| Quarterly  $____________________ Starting the _________ of __________________ Month ____________ Year
------------------------------------------------------------------------------------------------------------------------------------

APPLICANT(S) SIGNATURE(S) Sign below exactly as printed in Account Registration:

Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number, and (2)
that I am not subject to backup withholding because (a) I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding. If you have been notified by the IRS that you are currently subject to backup withholding, strike out phrase (2).

We hereby certify that each of the persons listed below has been duly elected, is now legally holding the office set opposite his name and has the authority to make this authorization.

Citizenship: |_| U.S. |_| Other _______________ Telephone No. (_____)___________________. Please print titles below if signing for a business or trust.
                                                         (Please provide)
X____________________________________________________________       ________________________________________________________________
                          (Signature)                                          (President, Trustee, General Partner or Agent)
X____________________________________________________________       ________________________________________________________________
                          (Signature)                                       (Co-owner, Secretary of Corporation, Co-trustee, etc.)
------------------------------------------------------------------------------------------------------------------------------------


MUST BE COMPLETED BY DEALER                                                                Dealer's Name and Address:

| | | | | | |  | | | | | | |   | | | | | | |
-------------  -------------   -------------
Invoice Date   No. of Shares    Trade Date

| | | | | | | | | | | | | | | | | | | | |
-----------------------------------------
 Representative's Last Name and Number

          | | | |-| | | |-| | | | |
          -------------------------
(Area Code)  Representative's Phone Number

| | | | | | | | | | | | | | | | | | | | |
-----------------------------------------
      Dealer Branch     Branch Number


--------------------------------------------------------------
               Authorized Signature of Dealer

------------------------------------------------------------------------------------------------------------------------------------

_____________________________       More information about the Fund is available
_____________________________       without charge through the following:


        ADDISON                     Statement of Additional Information
                                    -----------------------------------
        CAPITAL
                                    The SAI dated November 1, 1999, includes
        SHARES                      more detailed information about the Fund.
_____________________________       The SAI is on file with the SEC and is
_____________________________       incorporated by reference into this
                                    prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.






Investment Adviser                  Annual and Semi-Annual Reports
ADDISON CAPITAL MANAGEMENT          ------------------------------
 COMPANY
1608 Walnut Street                  These reports list the Fund's holdings and
Philadelphia, PA 19103              contain information from the Fund's manager
                                    about strategies and recent market
                                    conditions and trends. The reports also
                                    contain detailed financial information about the Fund.


Distributor/Shareholder             To Obtain More Information:
  Servicing
JANNEY MONTGOMERY SCOTT LLC         By Telephone:   Call 1-800-331-3186
1801 Market Street                  -------------
Philadelphia, PA  19103
                                    By Mail:        Write to the Fund at:
                                    --------        PFPC, Inc.
                                                    c/o Addison Capital Shares,
                                                      Inc.
Transfer Agent                                      P.O. Box 8916
PFPC, INC.                                          Wilmington, DE  19899-8916
P.O. Box 8916
Wilmington, DE  19899-8916


                                    From the SEC:
Independent Accountants             -------------
TAIT, WELLER & BAKER
8 Penn Center Plaza, Suite 800      You can also obtain the SAI or the Annual or
Philadelphia, PA 19102              Semi-Annual Reports, as well as other
                                    information about the Fund, from the SEC's
                                    website ("http://www.sec.gov"). You may
                                    review and copy documents at the SEC Public
Legal Counsel                       Reference Room in Washington, D.C. (for
MORGAN, LEWIS & BOCKIUS LLP         information about the operation of the
1701 Market Street                  Public Reference Room, call 1-800-SEC-0330).
Philadelphia, PA  19103             You may request documents by mail from the
                                    SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange
                                    Commission, Public Reference Section,
                                    Washington, D.C. 20549-5009.

                                    The Fund's Investment Company Act
                                    registration number is 811-4702

                             ======================
                             ADDISON CAPITAL SHARES
                             ======================



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated November 1, 1999, which has been filed with the Securities and Exchange Commission. A copy of the Prospectus is available without charge from Janney Montgomery Scott LLC (address and telephone number listed below).




                           JANNEY MONTGOMERY SCOTT LLC
                               1801 Market Street
                        Philadelphia, Pennsylvania 19103
                   In Philadelphia, Pennsylvania (215)665-6000
                Outside Philadelphia, Pennsylvania (800)331-3186









Dated:  November 1, 1999

                       Statement of Additional Information

                                November 1, 1999

                                TABLE OF CONTENTS

                                                                                                      Page
                                                                                                      ----
General Fund Information...............................................................................B-3
Additional Information About Investment Limitations, Policies and Risks................................B-3
     Risks.............................................................................................B-6
     Year 2000.........................................................................................B-7
Additional Tax Information.............................................................................B-7
Additional Purchase and Redemption Information........................................................B-10
     Pre-authorized Check Plan and Transfer of Funds from Financial Institutions......................B-10
     Open Account Program.............................................................................B-11
     Systematic Withdrawal Plan.......................................................................B-11
     Redemption in Kind...............................................................................B-12
     Exchange Privilege with JMS Money Market Fund Portfolios.........................................B-12
Valuation of Shares...................................................................................B-13
Calculation of Total Return...........................................................................B-13
Retirement Plans......................................................................................B-14
Additional Information Concerning the Fund's Management and Affiliations..............................B-14
Principal Shareholders................................................................................B-17
Investment Advisory and Other Services................................................................B-17
Portfolio Transactions and Brokerage..................................................................B-19
The Fund's Distributor................................................................................B-21
Description of Fund Shares............................................................................B-23
The Fund's Custodian, Transfer Agent and Dividend Disbursing Agent....................................B-24
The Fund's Legal Counsel..............................................................................B-24
Financial Statements..................................................................................B-24
The Fund's Independent Certified Public Accountants...................................................B-25

                            GENERAL FUND INFORMATION

         Addison Capital Shares, Inc. (the "Fund") is an open-end diversified management investment company which seeks long-term capital appreciation.

         Important information concerning the Fund is included in the Fund's Prospectus which may be obtained without charge from the Fund's distributor, Janney Montgomery Scott LLC. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectus. To avoid unnecessary repetition, references are made to related sections of the Prospectus. In addition, the Prospectus and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the registration statement respecting the Fund and its Shares filed with the SEC. Copies of the registration statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

         The Fund was incorporated under the laws of the State of Maryland on June 3, 1986. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its Shares under the Securities Act of 1933, as amended. The Fund's registration statement was declared effective by the SEC on June 10, 1986 and the Fund began operations. The Fund's Articles of Incorporation authorize the Board of Directors to issue up to two billion full and fractional shares of capital stock. The Fund presently has one class of shares known as Class A Common Stock. The Fund's Board has no present intention of authorizing any additional classes of shares. The Fund's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. However, the Fund's Board has no present intention of authorizing any additional classes of shares.


                          ADDITIONAL INFORMATION ABOUT
                   INVESTMENT LIMITATIONS, POLICIES AND RISKS

         In addition to the investment objectives and strategies described in the Prospectus ("Summary" and "About the Fund"), the Fund has adopted certain investment limitations that cannot be changed except by vote of a majority of the Fund's outstanding voting securities. The Fund may not:

         1. Borrow money, except for temporary purposes, in an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing. Although not a fundamental policy subject to shareholder approval, the Fund intends to repay any such money borrowed before any additional portfolio securities are purchased.

         2. Mortgage, pledge or hypothecate any of its assets, except to secure permitted borrowings up to 5% of the value of its total assets at the time of borrowing.

         3. Invest more than 5% of its total assets (taken at market value at the time of the purchase) in securities of any one issuer, other than the U.S. Government or its agencies and instrumentalities, or buy more than 10% of the voting securities or more than 10% of all the securities of any issuer.

         4. Invest more than 5% of its total assets (taken at market value at the time of the purchase) in securities of companies that, including their predecessors, have been in operation for less than three years or in equity securities that are not readily marketable.

         5.       Purchase securities on "margin".

         6. Invest more than 25% of its total assets (taken at market value) in any one industry.

         7. Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the Fund's total assets (taken at market value) would be invested in such securities.

         8.       Purchase or sell commodities and commodity contracts.

         9. Underwrite the securities of other issuers, except that the Fund may invest in securities that are not readily marketable without registration under the Securities Act of 1933, as amended, if immediately after the making of such investment not more than 5% of the value of the Fund's total assets (taken at cost) would be so invested.

         10. Make loans, except loans of portfolio securities, except to the extent a repurchase agreement may be considered a loan and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans.

         11.      Write or purchase put, call, straddle or spread options.

         12. Purchase or retain the securities of any issuer if the officers or directors of the Fund, its investment advisers, or other managers owning beneficially more than one-half of one percent of such outstanding securities together own beneficially more than five percent of such outstanding securities.

         13. Purchase or sell real estate, except that the Fund may invest in readily marketable securities secured by real estate or interests therein or in readily marketable securities issued by companies that invest in real estate or interests therein.

         14. Purchase or sell interests in oil and gas or other mineral exploration or development programs, except that the Fund may invest in so-called master limited partnerships which have oil and gas interests so long as such partnerships are listed on the New York Stock Exchange or the American Stock Exchange or are included in the National Association of Securities Dealers, Inc. ("NASD") National Market System.

         15.      Make any short sales of securities.

         As noted above, the investment policies of the Fund described in the preceding paragraphs, along with its objective described in the Prospectus, are fundamental policies of the Fund and may not be changed without the vote of a majority of the holders of the Fund's outstanding voting securities. Under the Investment Company Act a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund; or (ii) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         The Fund also may invest in foreign securities. It is presently the Fund's intention that the value of investments in foreign securities which are not traded on the New York or American Stock Exchange, or the NASDAQ National Market System, will not exceed 10% of the value of its total assets.

         Although not a fundamental policy subject to shareholder vote, so long as the Fund's shares continue to be registered in certain states, the Fund may not invest more than 5% of the value of its net assets, taken at the lower of cost or market value, in warrants or invest more than 2% of the value of such net assets in warrants not listed on the New York or American Stock Exchanges. The Fund presently has no intention of purchasing any warrants during the foreseeable future. In addition, although not a fundamental policy subject to shareholder vote, so long as the Fund's shares continue to be registered in certain states, the Fund may not make short sales of securities. Although not prohibited by the Fund's fundamental investment policies, the Fund has no present intention of loaning its portfolio securities to others.

         When cash is expected to be available only temporarily, the Fund may invest in repurchase agreements. A repurchase agreement is an agreement under which either U.S. Government obligations or high quality debt securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate which is unrelated to the interest rate provided by the securities which are transferred. In these transactions, the securities are held for the Fund by its custodian as collateral until retransferred and will be supplemented by additional collateral (without cost to the Fund) if necessary to maintain a total value equal to or in excess of the value of the repurchase agreements. Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The Fund will not enter into repurchase agreements of more than seven days' duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. The Fund's Adviser will monitor the credit-worthiness of any party with whom the Fund has a then-outstanding repurchase agreement.

         To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund might suffer a loss. If bankruptcy proceedings were commenced with respect to the seller of the security, realization upon the collateral by the Fund could be delayed or limited. However, the Fund has adopted standards for the parties with whom it will enter into repurchase agreements which the Fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         The timing of purchases and sales of Fund securities will be made primarily on the investment merits of the securities. Only secondarily will such timing be influenced by whether any gain from such transactions would be classified as short-term or long-term for tax purposes. This factor may be expected to result from time to time in a higher rate of portfolio turnover than if both factors were given equal weight. High portfolio activity increases the Fund's transaction costs, including brokerage commissions. To the extent short-term trading results in realization of gains on securities held less than twelve months, shareholders are subject to taxes at ordinary income tax rates. See "Tax Status of Dividends and Capital Gains Distributions". However, it is anticipated that the Fund will not realize substantial short-term capital gains.

Risks

         The following risk factors are presented for background. Additional factors are described in the Prospectus under "Risks" and "Other Risks".

         Equity Securities. Equity securities, including common stocks, represent an ownership interest in a corporation and have the least claim on a company's earnings and assets. In seeking investments for the Fund, the primary consideration of the Fund's adviser, Addison Capital Management Company (the "Adviser"), is to invest in securities which the Adviser believes are currently undervalued due to inefficiencies in the market. However, in selecting such securities, the opinions and judgments being exercised by the Adviser may be contrary to those of the majority of investors. In certain instances, such opinions and judgments will involve the risk of a correct judgment by the majority, or an individual security or group of securities may remain depressed for an extended period of time or even fall to a new low, in which case losses or only limited profits may be incurred.

         Illiquid Securities. The Fund may purchase illiquid securities, which include securities whose disposition is restricted by the securities laws. The number of potential purchasers and sellers, if any, for such securities is limited, and the ability of the Fund to sell such securities at their fair market value may be limited. It is expected that investments in illiquid securities, not including repurchase agreements, will not exceed 5% of the total assets of the Fund at cost.

         Repurchase Agreements. The Fund may enter into repurchase agreements with banks and broker-dealers under which the Fund acquires a security (usually a U.S. Government security) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects the agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum at the re-delivery date. Such a default may subject the Fund to expenses, delays and risks of loss. Repurchase agreements with a maturity of more than seven days, taken together with all of the Fund's other illiquid assets, will not exceed 15% of the Fund's net assets. Repurchase agreements are considered loans under the Investment Company Act.

Year 2000

         The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.


                           ADDITIONAL TAX INFORMATION

         The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

Federal Income Tax Treatment of Dividends and Distributions

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

         The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a RIC, the Fund must distribute at least 90% of its net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Included among these requirements are the following:
(i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

         Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

         If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

Fund Distributions

         Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

         The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held the shares. If any such gains are retained, the Fund will pay federal income tax thereon.

         In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, distributions from the Fund generally will qualify for the corporate dividends-received deduction.

         Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

         The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

Sale or Exchange of Fund Shares

         Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

         In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who
(1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

Federal Excise Tax

         If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

State and Local Taxes

          Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Pre-authorized Check Plan and Transfer of Funds from Financial Institutions

         The Prospectus explains that you may buy additional shares of the Fund through the Fund's Pre-authorized Check Plan. Under this plan, you may arrange for automatic monthly investments in the Fund of $50 or more by authorizing the Fund's custodian, PNCBank (the "Custodian"), to prepare a check each month drawn on your checking account at a commercial bank. Each month the Custodian will send a check to your bank for collection, and the proceeds of the check will be used to buy shares of the Fund at the per share net asset value determined on the day the check is sent to your bank. You will receive a confirmation after each purchase of additional shares through your checking account, and the canceled check will be returned to you by your bank with your regular checking account statement.

         You may also buy additional shares of the Fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly to the Transfer Agent for investment in shares of the Fund.

         If your check is not honored by the institution it is drawn on, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Open Account Program

         If you do not elect otherwise on your application to purchase Fund shares, you are automatically enrolled in an Open Account Program. You may schedule your purchases to suit your personal requirements and you are not obligated in any way. As each payment is received, full and fractional shares will be purchased at the net asset value next determined and proper entry is made on the books of the Fund.

         The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investor should keep in mind that such a program does not assure a profit or protect against a loss in declining markets.

Systematic Withdrawal Plan

         You may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis or $150 on a quarterly basis if you are purchasing or already own shares with a net asset value of $10,000 or more. The amounts paid to you each month or quarter will be obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan will also be available for shares held in an IRA, Keogh Plan, SEP or corporate retirement plan. You may change the monthly or quarterly amount to be paid to you without charge not more than once a year by notifying Janney Montgomery Scott LLC ("Janney"). Redemptions will be made at net asset value determined as of the close of business on the New York Stock Exchange (the "Exchange") on the 25th day of each month or the 25th day of the last month of each quarter, whichever is applicable. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of business of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and distributions on all shares in your account must be automatically reinvested in Fund shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Fund, the Fund's transfer agent (the "Transfer Agent"), and Janney also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments will be treated as sales of shares rather than as dividends or capital gains distributions. These payments will be taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the Fund if you maintain a Systematic Withdrawal Plan because you may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Pre-authorized Check Plan.

Redemption in Kind

         In addition to the Fund's right to suspend or delay redemptions described in the Fund's Prospectus, the Fund further reserves the right, if conditions exist which make cash payments undesirable, to honor any request for a redemption or repurchase order by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Fund's per share net asset value. If payment is made in securities, you may incur brokerage expenses in converting those securities into cash, and will be subject to fluctuation in the market price of those securities until they are sold.

Exchange Privilege with JMS Money Market Fund Portfolios

         Shareholders may redeem shares of the Fund and use the proceeds to acquire shares of the JMS Money Market Fund, the JMS Tax-Free Money Market Fund and the JMS Government Money Market Fund (the "JMS Funds") without any service charge. For tax purposes, any such redemption of Fund shares or Independence Fund shares will be regarded as a sale on which a capital gain or loss may be realized by the shareholder.

         The JMS Funds are open-end investment companies, the shares of which are sold without sales commission, investing exclusively in money market instruments (Money Market Fund), tax-exempt money market instruments (Tax-Free Money Market Fund), and U.S. Government issued or guaranteed marketable debt obligations (Government Money Market Fund). The Fund and the JMS Funds have materially different investment objectives and policies, investment portfolios and methods of operations. The Fund and the JMS Funds have separate managements and investment advisers. Janney acts as distributor for the Fund and the JMS Funds. The Exchange Privilege does not in any way constitute an offering or recommendation on the part of the Fund of an investment in shares of any of the JMS Funds. Any shareholder who considers acquiring JMS Fund shares should first obtain and review a Fund Prospectus before exercising the Exchange Privilege.

         The Exchange Privilege may be terminated at any time by the Fund or the JMS Funds. However, in such event, six months prior written notice of termination must be given to the shareholders who hold JMS Fund shares pursuant to the Exchange Privilege.


                               VALUATION OF SHARES

         As described in the Prospectus ("What Shares Will Cost"), the net asset value per share of the Fund is determined once on each day on which the Exchange is open, as of the close of the Exchange. The Fund expects that the days, other than weekend days, that the Exchange will not be open are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value of a Fund share is determined by dividing the value of the total assets of the Fund, less liabilities, by the number of shares outstanding. Net asset value is determined daily, as of the close of the Exchange, on its customary business days. Securities owned by the Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Fund's Board of Directors. Securities traded on an exchange or NASD National Market System securities will be normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day, are valued at the mean of the latest closing bid and asked prices. Debt instruments that mature in sixty or fewer days are valued at amortized cost.

                           CALCULATION OF TOTAL RETURN

         From time to time, the Fund may advertise total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         Based on the foregoing, the average annual total return for the Fund for the one-, five- and ten-year periods ended June 30, 1999, were as follows:

     ---------------------------------------------------------------------
                                 Total Return
     ---------------------------------------------------------------------
     One Year                      Five Years                    Ten Years
     ---------------------------------------------------------------------
      -6.03%                         15.9%                         14.7%
     ---------------------------------------------------------------------

         The Fund may from time to time include total return in information furnished to present or prospective shareholders. The Fund may from time to time also include total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.


                                RETIREMENT PLANS

         As noted in the Fund's Prospectus, an investment in Fund shares may be appropriate for IRAs (whether Traditional, Educational, SEP, Simple or Roth), and self-employed and corporate retirement plans. Unless the Fund is otherwise directed, capital gains distributions and dividends received on Fund shares held by any of these plans will be automatically reinvested in additional Fund shares and will be exempt from taxation until distributed from the plans. Investors who are considering establishing such a plan may wish to consult their attorneys or tax advisers with respect to individual tax questions. The option of investing in these plans through regular payroll deductions may be arranged with Janney and your employer. Additional information with respect to these plans is available upon request from any Janney broker.

         Under the tax law as currently in effect, the Code imposes substantial restrictions on your ability to make deductible contributions to an IRA.


                      ADDITIONAL INFORMATION CONCERNING THE
                       FUND'S MANAGEMENT AND AFFILIATIONS

         The Fund's Board of Directors have overall responsibility for the operation of the Fund.

         The Fund's officers are responsible for the operation of the Fund under the supervision of the Board of Directors. The directors and officers of the Fund, their principal occupations during the past five years and other business affiliations are set forth below. An asterisk (*) indicates directors who are "interested persons" of the Fund as defined by the Investment Company Act. The Fund's officers and directors own, as a group, less than 1% of the Fund's outstanding shares.


                                    Position(s) Held                  Principal Occupation
Name and Address                    With the Fund                     During Past Five Years
----------------                    ----------------                  ----------------------
Radcliffe Cheston                   President and Chief               President and Director of Addison Capital
1608 Walnut Street                  Executive Officer                 Management Company since May 1990; Vice
Philadelphia, PA  19103                                               President, Treasurer and Secretary of Addison
                                                                      Capital Management Company and general
                                                                      partner of its predecessor since January 1984.

Rudolph C. Sander*                  Chairman of the Board             Chairman of the Board and Chairman of the
1801 Market Street                  and Director                      Executive Committee of Janney Montgomery
Philadelphia, PA  19103                                               Scott LLC.

Margaret M. Healy                   Director                          President, Rosemont College; Chief Financial Officer
Rosemont College                                                      and Lecturer in Philosophy, Bryn Mawr College,
Rosemont, PA  19010                                                   1978-1995.

William R. Dimeling                 Director                          Partner, Dimeling, Schreiber & Park and its
1629 Locust Street                                                    predecessor, Dimeling & Schreiber, a private
Philadelphia, PA  19103                                               investment partnership since 1982; Trustee of
                                                                      Pennsylvania Real Estate Investment Trust.

Charles E. Mather, III              Director                          President and Director of Mather & Co.
226 Walnut Street                                                     (insurance brokers); Director, Christiana Bank
Philadelphia, PA  19106                                               & Trust (a state chartered bank not a member
                                                                      of the Federal Reserve Board); Director and
                                                                      President of Finance Company of Pennsylvania
                                                                      (a registered investment company).

Charles J. Sullivan                 Vice President                    Senior Vice President and Director of Janney
1801 Market Street                                                    Montgomery Scott LLC.
Philadelphia, PA  19103

James W. Wolitarsky                 Treasurer, Chief                  Senior Vice President, Treasurer and Director
1801 Market Street                  Financial Officer and             of Janney Montgomery Scott LLC.
Philadelphia, PA  19103             Chief Accounting Officer


                                    Position(s) Held                  Principal Occupation
Name and Address                    With the Fund                     During Past Five Years
----------------                    ----------------                  ----------------------

James V. Kelly, CFA                 Vice President                    Senior Vice President and Director of
1608 Walnut Street                                                    Addison Capital Management Company since
Philadelphia, PA  19103                                               August 1992; Vice President and Director of
                                                                      Addison Capital Management Company since
                                                                      October 1990.

James W. Jennings                   Secretary                         Partner, Morgan, Lewis & Bockius LLP.
1701 Market Street
Philadelphia, PA  19103


         Officers and directors of the Fund who are interested persons of the Fund receive no salary or fees from the Fund. Directors of the Fund who are not interested persons of the Fund receive an annual fee of $5,000 and related expenses for each meeting of the Board of Directors attended by them.

         The following Compensation Table shows aggregate compensation paid to each of the Fund's Directors by the Fund in the year ended June 30, 1999. The Fund is not part of a Fund complex, as that term is defined under the Securities Exchange Act of 1934 (the "1934 Act").

                               COMPENSATION TABLE

====================================================================================================================================
(1) Name of Person,        (2) Aggregate              (3) Pension or Retirement   (4) Estimated Annual    (5) Total Compensation
Position                   Compensation From          Benefits Accrued as part    Benefits Upon           From Registrant and Fund
                           Registrant for the fiscal  of Fund Expenses            Retirement              Complex Paid to Directors
                           year ended June 30, 1999                                                       for the fiscal year ended
                                                                                                          June 30, 1999
====================================================================================================================================
*Rudolph C. Sander                    $0                          $0                     $0                      $0
Chairman of the Board
and Director
Margaret M. Healy                   $5,000                        $0                     $0                    $5,000
Director
William R. Dimeling                 $5,000                        $0                     $0                    $5,000
Director
Charles E. Mather, III              $5,000                        $0                     $0                    $5,000
Director
====================================================================================================================================

* A Trustee who is an "interested person" as defined in the Investment Company Act.



         Janney, a Delaware limited liability company, is wholly owned by Penn Mutual Life Insurance Company, a life insurance company formed under the laws of Pennsylvania, and another insurance subsidiary of Penn Mutual. The address of Janney is 1801 Market Street, Philadelphia, Pennsylvania 19103. The address of each of its parent companies described above is Independence Square, Philadelphia, Pennsylvania.

                             PRINCIPAL SHAREHOLDERS

         As of September 1, 1999, the Fund knew of no person who owned of record or beneficially five percent or more of the Fund's shares.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         Addison Capital Management Company (the "Adviser") serves as the Fund's investment adviser. The Adviser is a wholly-owned subsidiary of Janney; therefore, each of the companies listed immediately above may be deemed to control the Adviser. The Adviser acts as the Fund's investment adviser under an Investment Advisory Agreement dated September 8, 1986. The Agreement provides that, subject to overall supervision by the Board of Directors of the Fund, the Adviser will manage the investment affairs of the Fund. The Adviser will be responsible for managing the Fund's portfolio and for making purchases and sales of portfolio securities consistent with the Fund's investment objective and policies described in the Prospectus and this Statement of Additional Information.

         The Adviser receives for its services a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund for the first $100 million of average daily net assets, 0.50% of average daily net assets exceeding $100 million but less than $250 million, and 0.25% of average daily net assets exceeding $250 million. For the fiscal years ended June 30, 1997, June 30, 1998 and June 30, 1999 the Adviser received $430,263, $564,974, and $506,771, respectively, in advisory fees from the Fund. The advisory fee, and the annual management and distribution fees paid to Janney, may be reduced on a pro rata basis under regulations in various states where Fund shares are qualified for sale which impose limitations on the annual expense ratio of the Fund.

         The Investment Advisory Agreement was approved by the Fund's sole shareholder on September 4, 1986 and by the Fund's shareholders at a meeting held on October 29, 1987. It will remain in effect from year to year, provided each annual continuance is approved in the manner required by the Investment Company Act and, in respect to any continuance, if the Adviser does not notify the Fund at least 60 days prior to each anniversary date of the Investment Advisory Agreement that it does not desire such continuance. Each continuance must be approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. Additionally, the Investment Advisory Agreement, and each continuance hereof, must be approved by vote of a majority of the directors of the Fund who are not parties to the Investment Advisory Agreement or "interested" persons of such parties as that term is defined in the Investment Company Act. The Fund's Board of Directors, including all the non-interested Directors approved the continuation of the Investment Advisory Agreement on September 1, 1999. The Investment Advisory Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Adviser and will terminate automatically in the event of its assignment.

         Under the Investment Advisory Agreement, the Fund has the non-exclusive right to use the name "Addison" until that Investment Advisory Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

         Under a Services Agreement between the Fund and Janney, Janney provides office space to the Fund, supervises performance by PFPC, Inc. ("PFPC") and by the Fund's Custodian of their respective duties, and responds to shareholders inquiries, for an annual fee equal to 0.25% of the Fund's average daily net assets. This fee is in addition to the annual distribution fee which Janney will also receive from the Fund. See "The Fund's Distributor" below. Janney has waived payment of this fee since commencement of the Fund's operations through June 30, 1993. Commencing July 1, 1993, Janney began collecting this fee from the Fund. For the years ended June 30, 1998 and June 30, 1999, Janney received service fees of $188,325, and $168,924, respectively.

         Pursuant to an Administration and Accounting Services Agreement dated September 8, 1986 between PFPC and the Fund, PFPC performs accounting and recordkeeping services for the Fund. For example, PFPC keeps all books and records with respect to the Fund's security transactions, controls disbursements from the Fund, daily computes the net asset value of the Fund, prepares monthly financial statements and security transactions listings and quarterly broker security transactions summaries, and provides various Fund statistical data on an ongoing basis as requested. PFPC also prepares and files, on the Fund's behalf, the Fund's annual and quarterly reports to the Securities and Exchange Commission, assists in the preparation of federal and state tax returns, and assists generally in all aspects of the Fund's operations other than those duties to be performed by the Custodian, the Adviser and Janney. As fees for its services, PFPC receives an annual fee equal to 0.10% of the Fund's average daily net assets, with a minimum annual fee of $100,000 (a portion of which had been voluntarily waived prior to January 1, 1999). For the fiscal years ended June 30, 1997, June 30, 1998 and June 30, 1999, PFPC received fees of $75,000, $77,410, and $87,696, respectively.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         As a general rule, the timing of the Fund's purchases and sales of securities will be based primarily on the investment merits of the securities and only secondarily will timing be influenced by whether capital gains will be long-term or short-term. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. The Fund's portfolio turnover rate for the fiscal years ended June 30, 1998 and June 30, 1999 was 28.14%, and 25.77%, respectively.

         Under the Investment Advisory Agreement, the Adviser is responsible for the execution of the Fund's portfolio transactions and must seek best execution for such transactions. Best execution, however, does not mean that the Fund necessarily will be paying the lowest commission or spread available. Rather, the Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

         Consistent with the policy of best execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use and may place orders with brokers who provide supplemental investment and market research and securities and economic analysis. Accordingly, the Investment Advisory Agreement also incorporates the concepts of Section 28(e) of the 1934 Act by providing that, subject to the approval of the Fund's Board of Directors, the Adviser may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such research services may be useful to the Adviser in connection with services to clients other than the Fund. For the fiscal year ended June 30, 1999, the Adviser directed transactions for the Fund aggregating $43,833,690 to broker-dealers for research services, for which the broker-dealers received $78,630.70 in commissions.

         From time to time the Fund may use Janney as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Janney will not exceed "usual and customary" brokerage commissions. Rule 17e-1 under the Investment Company Act defines "usual and customary commissions" to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." For the fiscal years ended June 30, 1997 and June 30, 1998, Janney received brokerage commissions of $660 and $1,950, respectively, from the Fund. For the fiscal year ended June 30, 1999, Janney received no brokerage commissions for securities transactions.

         The Adviser will also select other brokers to execute portfolio transactions. In the over-the-counter market, the Fund generally will deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         The Fund may not buy securities from, or sell to, Janney as principal. However, the Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the Investment Company Act whereby the Fund may purchase securities that are offered in underwritings in which Janney is a participant. The Board of Directors of the Fund will consider the possibilities of seeking to recapture for the benefit of the Fund expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including Janney, only to the extent such recapture would be permissible under applicable regulations, including the rules of the NASD and other self-regulatory organizations.

         Section 11(a)(1)(H) of the 1934 Act repeals the managed account provisions of Section 11(a) to allow members of national securities exchanges to effect transactions on such exchanges for managed accounts, i.e. accounts for which members exercise investment discretion. Pursuant to Section 11(a)(1)(H), Janney is permitted, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transactions for the Fund on that exchange only if the Fund expressly consents by written contract. The Fund has expressly provided such consent in accordance with
Section 11(a)(1)(H).

         Investment decisions for the Fund are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one account.

         When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

         Janney is the distributor of the Fund's shares pursuant to an Underwriting Agreement with the Fund and is the Fund's principal underwriter. Janney's distribution services are performed on a "best effort" basis. Offering of the Fund's shares will be continuous. The Underwriting Agreement obligates Janney to pay for the printing and distribution of prospectuses and periodic reports used in connection with the offering of Fund shares to prospective investors, after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense, and for supplementary sales literature and advertising costs. Rudolph C. Sander, who is Chairman of the Board and a Director of the Fund, is also Chairman of the Board, Chairman of the Executive Committee and a Director of Janney. Charles J. Sullivan, a Vice President of the Fund, is also a Senior Vice President and Director of Janney. James W. Wolitarsky, Treasurer of the Fund, is also Senior Vice President, Treasurer and Director of Janney.

         As compensation for its services, Janney receives an annual distribution fee equivalent to 0.65% of the Fund's average daily net assets in accordance with the Distribution Plan described below. However, commencing July 1, 1993, Janney waived a portion of this fee equal to 0.25% of the Fund's average daily net assets. The Board of Directors of the Fund determined that such a waiver was appropriate in view of Janney's decision to commence collecting the service fee described above under "Investment Advisory and Other Services". The distribution fee will be computed daily and paid monthly. For the fiscal years ended June 30, 1997, June 30, 1998 and June 30, 1999, Janney received fees of $229,473, $301,318, and $270,278, respectively, from the Fund for distribution services.

         Prior to July 3, 1995, Janney also received, upon each sale of Fund shares, the entire amount of the applicable sales charge. Commencing on July 3, 1995, Janney waived the payment of the 3% sales charge on purchases of Fund shares. At the same time, the Adviser agreed to pay Janney an amount equal to 0.25% of the Fund's average daily net assets from its own assets. The Board of Directors of the Fund determined that in order to encourage sales of Fund shares, it is reasonable to permit the Adviser to use its own assets to pay Janney for its distribution efforts and to permit Janney to waive sales charges on purchases of new Fund shares, and has approved Janney's continuation of such waiver. Janney will not re-introduce this sales charge without the prior consent of the Board, including a majority of the "non-interested" directors as defined in the Investment Company Act.

         The Fund has adopted a Distribution Plan ("Plan") which, among other things, permits it to pay Janney the 0.65% distribution fee out of its net assets. Janney uses most of the funds it receives to compensate sales personnel and branch managers for their efforts in distributing Fund shares and keeping shareholders informed about the Fund. The Plan was approved by the Fund's sole shareholder on August 13, 1986 and, as required by Rule 12b-1 under the Investment Company Act, was also approved by the Board of Directors of the Fund on August 12, 1986, including a majority of the directors who were not "interested persons" of the Fund as that term is defined in the Investment Company Act and who had no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement. In approving the Plan, in accordance with the requirements of Rule 12b-1, the directors considered various factors including the amount of the distribution fee. The directors determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders.

         Although the payment by the Adviser to Janney in the amount of 0.25% of the Fund's average net assets is made from the Adviser's own assets, the Board of Directors has deemed such payment subject to the Plan. Accordingly, the Board of Directors determined the payment from the Adviser is appropriate and consistent with Rule 12b-1 and the Plan.

         The Plan may be terminated by vote of a majority of the independent directors of the Fund who have no direct or indirect financial interest in the Plan or in the Underwriting Agreement, or by vote of a majority of the outstanding voting securities of the Fund. Any change in the Plan that would materially increase the distribution costs to the Fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the independent directors, as described above.

         The Plan continues in effect for successive one-year periods (from each September 8 anniversary date), provided that each such continuance is specifically approved by (i) the vote of a majority of the directors who are not parties to the Underwriting Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or Agreement; and (ii) the vote of a majority of the entire Board of Directors. The Fund's Board of Directors, including all non-interested directors, approved the continuance of the Plan on September 1, 1999.

         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Fund's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the Fund may rely on that rule only if the selection and nomination of the Fund's independent directors are committed to the discretion of such independent directors.

         The Underwriting Agreement will continue in effect for successive one-year periods subject to the same provisions for renewal as the Plan. In addition, the Underwriting Agreement will terminate upon assignment or upon 60 days' notice, given prior to the second anniversary of the date of the agreement and each anniversary thereafter, from Janney. The Fund may terminate the Underwriting Agreement, without penalty, upon 60 days' notice, by a majority vote of either its Board of Directors, the independent directors who have no direct or indirect interest in the Plan or the Underwriting Agreement, or the outstanding voting securities of the Fund.

                           DESCRIPTION OF FUND SHARES

         The Fund has authorized capital of two billion shares of common stock, par value $0.001. Each share will be entitled to one vote for the election of directors and on any matter submitted to a shareholder vote. Fractional shares will have fractional voting rights. Voting rights will not be cumulative. Pursuant to the Maryland General Corporation Law, the Fund is not required to hold annual meetings of shareholders unless the Investment Company Act requires action by the shareholders to elect members of the Board of Directors under certain circumstances.

         The Fund's Articles of Incorporation authorize the Board of Directors, without shareholder approval (unless otherwise required by applicable law), to:
(i) sell and convey the Fund's assets to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Fund shares to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Fund shares to be redeemed at their net asset value; or (iii) combine the Fund's assets with the assets belonging to another portfolio of the Fund hereafter organized if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareholders of the Fund and such other portfolio and, in connection therewith, to cause all outstanding Fund shares to be redeemed or converted into shares of another class of the Fund's capital stock at net asset value. The exercise of such authority by the Board will be subject, however, to the provisions of the Investment Company Act, including Section 13(a)(4) of that Act which prohibits an investment company from changing the nature of its business so as to cease being an investment company without the authorizing vote of a majority of its outstanding voting securities.

         Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Meetings of shareholders for the purpose of electing Directors will normally not be held, except insofar as elections are required under the Investment Company Act. Such circumstances would arise in the event that (i) less than a majority of the Directors have been elected by shareholders, or (ii) if, as a result of a vacancy, less than two-thirds of the Directors have been elected by the shareholders, the vacancy will be filled only by a vote of the shareholders. In addition, the Directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding Shares and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding Shares at a meeting called for the purpose. Such a meeting must be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Director, the Fund will undertake to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, each Director shall continue to hold office and may appoint his successor.


                THE FUND'S CUSTODIAN, TRANSFER AGENT AND DIVIDEND
                                DISBURSING AGENT

         Cash and securities owned by the Fund will be held by PNCBank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, as Custodian pursuant to a Custodian Agreement. Under the Custodian Agreement, the Custodian will (i) maintain a separate account in the name of the Fund; (ii) disburse money on behalf of the Fund; and (iii) collect all income and other payments on account of the Fund's portfolio securities.

         PFPC, Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916, will serve as the Fund's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, PFPC will (i) issue and redeem shares of the Fund; (ii) process dividend and distribution payments to shareholders; (iii) mail annual and semi-annual reports, dividend notices and other shareholder communications; (iv) respond to correspondence by shareholders and others; and (v) maintain shareholder accounts. Shareholders who request a historical transcript of their account from the Transfer Agent will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.


                            THE FUND'S LEGAL COUNSEL

         Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund and has passed upon certain matters in connection with this offering. Mr. Jennings, who is Secretary of the Fund, is a partner in the firm. The firm also acts as counsel to the Adviser and to Janney.


                              FINANCIAL STATEMENTS

         The financial statements for the Fund for the fiscal year ended June 30, 1999 and the report of Tait, Weller & Baker, independent auditors, all of which are included in the Funds' 1999 Annual Report to Shareholders, are hereby incorporated by reference in this Statement of Additional Information. A copy of the Fund's 1999 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                     THE FUND'S INDEPENDENT CERTIFIED PUBLIC
                                   ACCOUNTANTS

         Tait, Weller & Baker, Eight Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103 have been selected as the independent certified public accountants for the Fund. The Financial Statements of the Fund which are incorporated by reference to this Statement of Additional Information have been examined by Tait, Weller & Baker, whose report thereon appears in such Financial Statements, and which is given upon their authority as experts in accounting and auditing.

PART C.      OTHER INFORMATION

Item 23.     Exhibits
             --------

             (a) Articles of Incorporation dated June 3, 1986 are incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

             (b) By-Laws as amended on March 7, 1990 are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

             (c) Instruments Defining Rights of Security Holders are incorporated herein by reference to Exhibits 1 and 2 (Articles and By-Laws) of Post-Effective Amendment No.
                      11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

             (d) Investment Advisory Agreement between the Registrant and Addison Capital Management Company is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

             (e)      (1)     Underwriting Agreement between the Registrant and
                              Janney Montgomery Scott LLC (formerly, Janney
                              Montgomery Scott Inc.) is incorporated herein by reference to Exhibit 6(a) of Post-Effective
                              Amendment No. 11 to the Fund's Registration
                              Statement on Form N-1A filed with the SEC via
                              EDGAR (Accession No. 950116-96-1129) on October
                              21, 1996.

                      (2) Dealer Agreement between Janney Montgomery Scott LLC (formerly, Janney Montgomery Scott Inc.) and Penn Mutual Equity Services, Inc. (now, Hornor Townsend & Kent, Inc.) is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

             (f)      None.

             (g) Custodian Agreement between the Registrant and Provident National Bank is incorporated herein by reference to
                      Exhibit 8 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

             (h)      (1)     Services Agreement between the Registrant and
                              Janney Montgomery Scott LLC (formerly, Janney
                              Montgomery Scott Inc.) is incorporated herein by reference to Exhibit 9(a) of Post-Effective
                              Amendment No. 11 to the Fund's Registration
                              Statement on Form N-1A filed with the SEC via
                              EDGAR (Accession No. 950116-96-1129) on October
                              21, 1996.

                      (2) Administration and Accounting Services Agreement between the Registrant and Provident Institutional Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

                      (3) Transfer Agency Agreement between the Registrant and Provident Financial Processing Corporation is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

         (i)      Opinion of Counsel is incorporated by reference to Exhibit
                  (i) of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-99-1656) on August 27, 1999.

         (j) Consent of Tait, Weller & Baker is incorporated by reference to Exhibit (j) of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-99-1656) on August 27, 1999.

         (k)      None.

         (l) Agreement with Janney Montgomery Scott LLC (formerly, Janney Montgomery Scott Inc.) for providing Initial Capital is incorporated herein by reference to Exhibit 13A of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

         (m) The Registrant's 12b-1 Plan is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

         (n)      Not applicable.

         (o)      Powers of Attorney are incorporated herein by reference to
                  Exhibit 18 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.



Item 24.     Persons Controlled by or under Common Control with Registrant

                                 Not Applicable.

Item 25.     Indemnification

             Article VII of the Registrant's Articles of Incorporation provides, "The Corporation shall indemnify its present and past directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, to the maximum extent permitted by applicable law, in such manner as may be provided in the By-Laws; provided, that no director or officer of the Corporation shall be indemnified against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Corporation may purchase insurance against any liability which may be asserted against or incurred by any director or officer in such capacity or arising out of his status as such (whether or not indemnification with respect to such liability is permitted under these Articles of Incorporation or any provision of law), as the Board of Directors may determine."

             Article VIII of the Registrant's By-Laws provides,

             "ARTICLE VIII.1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify its present and past Directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the maximum extent provided and allowed by Md. Corp. and Assigns. Code ss.2-418, as amended from time to time.

             Article VIII.2.  Limitations of Indemnification.

                      (a) Notwithstanding anything herein to the contrary, no
             Director, officer, investment adviser, or principal underwriter of the Corporation shall be indemnified for any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or in performance of its contract. Subject to the limitation of any applicable law, the determination of whether or not there has been such disabling conduct may be determined by (1) a final decision on the merits by a court or other body before whom the proceeding was brought that such person to be indemnified was not liable by reason of such disabling conduct, or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person to be indemnified was not liable by reason of such disabling conduct, by (i) the vote of a majority of a quorum of directors which are neither "interested persons", as defined in the 1940 Act ("disinterested directors") nor parties to the proceeding, or (ii) whether or not such quorum is obtainable, if a majority of a quorum of disinterested directors so directs, by an independent legal counsel in a written opinion.

                      (b) Notwithstanding anything herein to the contrary, no
             expenses (including attorneys' fees) incurred by the Corporation's Directors and officers in any pending proceeding shall be paid by the Corporation in advance unless such person to be indemnified, or someone on his behalf, undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and
             (a) such person provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested directors who are not parties to the proceeding, or an independent legal counsel (chosen by a majority of a quorum of disinterested directors) in a written opinion, shall determine, based upon a review of readily available facts, that there is reason to believe that such person will ultimately be entitled to indemnification."

             In the Underwriting Agreement between the Fund and Janney Montgomery Scott LLC, the Fund has agreed to indemnify Janney against any liability arising out of any alleged untrue statement of material fact, or failure to state a material fact, in the Fund's Registration Statement and Prospectus, except liabilities arising from the Distributor's will misfeasance, bad faith, or gross negligence, and liabilities arising from written misstatements furnished by the Distributor for use in the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of express incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.     Business and Other Connections of Investment Adviser


             Radcliffe Cheston, President and a director of Addison Capital Management Company (the "Adviser") was a general partner of a now dissolved partnership, also known as Addison Capital Management Company (the "Predecessor"), an investment advisory business from which the Adviser acquired its assets in April 1986. Rudolph C. Sander, a director and Chairman of the Board of the Adviser, is Chairman of the Board and Chairman of the Executive Committee of Janney Montgomery Scott LLC, a brokerage and investment banking firm which is the Fund's distributor.

Item 27.     Principal Underwriter

                      (a) Janney does not act as principal underwriter for any other investment company.

                      (b) The Directors and executive officers of Janney Montgomery Scott LLC as of August 1, 1999 are listed below. Except as otherwise noted, each person's principal business address is at Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania 19103.

                                            Positions and Offices                       Positions and Offices
Name                                          with Underwriter                             with Registrant
----                                        ---------------------                       ---------------------
Avallon, Richard                            1st Vice President                                   None
Barrett, William Joel(1)                    Sr. Vice President                                   None
Bennett, Robert John                        1st Vice President                                   None
Berardino, Ronald Michael(1)                Exec. Vice President and Manager                     None
Betz, William Raymond                       1st Vice President                                   None
Biggs, Randall                              1st Vice President                                   None
Brandreth, Sr., William Rea                 Sr. Vice President and Director                      None
Brodie, Nancy S.                            Manager                                              None
Carlin, Jr., William James                  1st Vice President                                   None
Chelik, Robert John                         1st Vice President                                   None
Cook, Jr., Charles Beckwith(1)              Vice Chair/Manager                                   None
Croonquist, Jr., George Thomas              Vice President                                       None
Croonquist, Sr., George Thomas(2)           Sr. Vice President and Manager                       None
Cully, Robert                               1st Vice President                                   None
Cunningham, David J.                        Secretary/Chief Operating Officer                    None
Day, Steve Woodward                         1st Vice President                                   None
DiCicco, Dominic Charles                    1st Vice President                                   None
Doyle, Lawrence Patrick                     1st Vice President                                   None
Eldredge, Jr., Ashton Goodliff              Sr. Vice President and Manager                       None
Fenton, Joseph Patrick                      Sr. Vice President                                   None
Foley, Michael C.                           Sr. Vice President and Manager                       None
Gardner, Herbert M.(1)                      Sr. Vice President                                   None
Gibson, Vernon L.                           1st Vice President                                   None
Gonzalez, Jay Clark                         1st Vice President                                   None
Gray, John Joseph                           Exec. Vice President and Manager                     None
Howell, Christopher R.                      Sr. Vice President                                   None
Hughes, John Patrick                        1st Vice President                                   None
Hunt, Lawrence David                        1st Vice President                                   None
Johnson, Lawrence Retlaw                    1st Vice President                                   None
Kashishian, Steven                          Sr. Vice President                                   None
Kerr, Howard Brad                           1st Vice President                                   None
Kontul, Philip A.                           1st Vice President                                   None
Lagana, Thomas Frank                        1st Vice President                                   None
Langen, Robert Carl                         1st Vice President                                   None
Lee, Brian Westcott                         1st Vice President                                   None
Lichtenthal, Steven Mark                    Sr. Vice President                                   None
Lombard, Jr., Jerome F.                     1st Vice President                                   None
Marks, Katherine A.                         1st Vice President                                   None
McAlenney, Jr., Edward Joseph               1st Vice President                                   None
McCoy, Lance S.                             1st Vice President                                   None
McCrea, James Anthony                       1st Vice President and Assistant Secretary           None
Meminger, Alan Smith                        1st Vice President                                   None
Meyer, James Maurice                        Sr. Vice President and Manager                       None
Mielziner, Norman Kenneth                   1st Vice President                                   None
Mufson, Michael J.                          Sr. Vice President                                   None
Onori, Paul Nicholas                        1st Vice President                                   None

                                            Positions and Offices                       Positions and Offices
Name                                          with Underwriter                             with Registrant
----                                        ---------------------                       ---------------------
Patitucci, Michael Robert                   Sr. Vice President                                   None
Purkiss, Richard Allen                      Sr. Vice President and Manager                       None
Radetzky, William Richard                   Sr. Vice President                                   None
Reed, Robert                                1st Vice President                                   None
Reinhart, Peter                             1st Vice President
Richards, II, Robert Kenneth                1st Vice President                                   None
Rosato, Kenneth Vincento                    1st Vice President                                   None
Rubel, Steven K.                            1st Vice President                                   None
Ruello, John K.                             Sr. Vice President                                   None
Rulon-Miller, William L.                    Sr. Vice President                                   None
Sander, Rudolph Charles                     Chairman and Chairman Executive Committee            Chairman and Director
Sanford, William Joseph                     1st Vice President                                   None
Schankel, Alan Miller                       Sr. Vice President and Manager                       None
Scherer, Howard B.                          1st Vice President                                   None
Spatacco, Michael Stephan                   Sr. Vice President                                   None
Stark, Jeanette Louise                      1st Vice President                                   None
Sullivan, Charles John                      Sr. Vice President and Manager                       Vice President
Thornton, Richard Anson                     1st Vice President and Asst. Treasurer               None
Thompson, Richard A.                        1st Vice President                                   None
Tickner, Will S.                            Sr. Vice President                                   None
Waitneight, Stephen Karl(3)                 1st Vice President                                   None
Warren, Frederick R.                        1st Vice President                                   None
Weissenborn, Stanton                        Sr. Vice President                                   None
Whitaker, Jr., Arthur James                 1st Vice President                                   None
Wilde, Jr., Norman Taylor                   President, Chief Executive Officer and Manager       None
Wolitarsky, James William                   Sr. Vice President, Treasurer and Manager            Treasurer



(1) Principal Business Address is Janney Montgomery Scott LLC, 26 Broadway,
    New York, NY 10004.
(2) Principal Business Address is Janney Montgomery Scott LLC, 505 Main Street, Hackensack, NJ 07601.
(3) Principal Business Address is Janney Montgomery Scott LLC, 1909 E. Marlton Pike, Cherry Hill, NJ 08003.


Item 28.                   Location of Accounts and Records
                           --------------------------------

                           Books or other documents required to be maintained by
                           Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

                                    (a)     With the respect to Rule 31a-1(a);
                                            (b)(1); (b)(2)(i); (3); and (7), the
                                            required books and records are
                                            maintained at the offices of the
                                            Registrant's custodian: PNCBank,
                                            Airport Business Center,
                                            International Court 2, 200 Stevens
                                            Drive, Lester, Pennsylvania 19113.

                                    (b)     With respect to Rule 31a-1(a);
                                            (b)(2)(ii), (iii); (5); (6); and (8)
                                            the required books and records are
                                            maintained at the offices of
                                            Registrant's accounting and
                                            administrative services agent: PFPC,
                                            103 Bellevue Parkway, Wilmington,
                                            Delaware 19809.

                                    (c)     With respect to Rule 31a-1(a) and
                                            (b)(2)(iv), the required books and
                                            records are maintained at the
                                            offices of Registrant's transfer
                                            agent: PFPC, Inc., 3531 Silverside
                                            Road, Wilmington, Delaware 19803.

                                    (d)     With respect to Rule 31a-1(d), the
                                            required books and records are
                                            maintained at the offices of the
                                            Fund's distributor, Janney
                                            Montgomery Scott LLC, 1801 Market
                                            Street, Philadelphia,
                                            Pennsylvania  19103.

                                    (e)     With respect to Rules 31a-1(a);
                                            (b)(9); (10); (f), the required
                                            books and records are maintained at
                                            the offices of Registrant's
                                            Investment Adviser: Addison Capital
                                            Management Company, 1608 Walnut
                                            Street, Philadelphia, Pennsylvania.

                                    (f)     With respect to records required by
                                            Rule 31a-1(b)(4), the required books
                                            and records are maintained at the
                                            offices of Registrant's counsel:
                                            Morgan, Lewis & Bockius LLP, 1701
                                            Market Street, Philadelphia,
                                            Pennsylvania 19103.

Item 29.                   Management Services
                           -------------------

                           None.

Item 30.                   Undertakings
                           ------------

                           None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 15 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Philadelphia, in the Commonwealth of Pennsylvania, on the 28th day of October, 1999.


                                   ADDISON CAPITAL SHARES, INC.
                                   Registrant

                                   /s/ Radcliffe Cheston
                                   ----------------------------
                                   Radcliffe Cheston, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                                   Title                                Date
        ---------                                   -----                                ----
 /s/ Radcliffe Cheston                       President and Chief Executive           October 28, 1999
----------------------                       Officer
Radcliffe Cheston

 /s/ Radcliffe Cheston                       Chairman of the Board and               October 28, 1999
----------------------                       Director
Rudolph C. Sander*

 /s/ Radcliffe Cheston                       Director                                October 28, 1999
----------------------
Margaret M. Healy*

 /s/ Radcliffe Cheston                       Director                                October 28, 1999
----------------------
William R. Dimeling*

 /s/ Radcliffe Cheston                       Director                                October 28, 1999
----------------------
Charles E. Mather, III*

 /s/ Radcliffe Cheston                       Treasurer and Chief Financial           October 28, 1999
----------------------                       and Accounting Officer
James W. Wolitarsky*

 /s/ Radcliffe Cheston
----------------------
*Radcliffe Cheston
 Attorney-in-Fact


EDGAR EXHIBIT                                         EXHIBIT INDEX

                           (a) Articles of Incorporation dated June 3, 1986 are incorporated herein by reference to
                                    Exhibit 1 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

                           (b) By-Laws as amended on March 7, 1990 are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

                           (c) Instruments Defining Rights of Security Holders are incorporated herein by reference to Exhibits 1 and 2 (Articles and By-Laws) of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

                           (d) Investment Advisory Agreement between the Registrant and Addison Capital Management Company is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

                           (e)      (1)     Underwriting Agreement between the
                                            Registrant and Janney Montgomery
                                            Scott LLC (formerly, Janney
                                            Montgomery Scott Inc.) is
                                            incorporated herein by reference to
                                            Exhibit 6(a) of Post-Effective
                                            Amendment No. 11 to the Fund's
                                            Registration Statement on Form N-1A
                                            filed with the SEC via EDGAR
                                            (Accession No. 950116-96-1129) on
                                            October 21, 1996.

                                    (2)     Dealer Agreement between Janney
                                            Montgomery Scott LLC (formerly,
                                            Janney Montgomery Scott Inc.) and
                                            Penn Mutual Equity Services, Inc.
                                            (now, Hornor Townsend & Kent, Inc.)
                                            is incorporated herein by reference
                                            to Exhibit 6(b) of Post-Effective
                                            Amendment No. 11 to the Fund's
                                            Registration Statement on Form N-1A
                                            filed with the SEC via EDGAR
                                            (Accession No. 950116-96-1129) on
                                            October 21, 1996.

                           (f)      None.

                           (g) Custodian Agreement between the Registrant and Provident National Bank is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

                           (h)      (1)     Services Agreement between the
                                            Registrant and Janney Montgomery
                                            Scott LLC (formerly, Janney
                                            Montgomery Scott Inc.) is
                                            incorporated herein by reference to
                                            Exhibit 9(a) of Post-Effective
                                            Amendment No. 11 to the Fund's
                                            Registration Statement on Form N-1A
                                            filed with the SEC via EDGAR
                                            (Accession No. 950116-96-1129) on
                                            October 21, 1996.

                                    (2)     Administration and Accounting
                                            Services Agreement between the
                                            Registrant and Provident
                                            Institutional Management Corporation
                                            is incorporated herein by reference
                                            to Exhibit 9(b) of Post-Effective
                                            Amendment No. 11 to the Fund's
                                            Registration Statement on Form N-1A
                                            filed with the SEC via EDGAR
                                            (Accession No. 950116-96-1129) on
                                            October 21, 1996.

                                    (3)     Transfer Agency Agreement between
                                            the Registrant and Provident
                                            Financial Processing Corporation is
                                            incorporated herein by reference to
                                            Exhibit 9(c) of Post-Effective
                                            Amendment No. 11 to the Fund's
                                            Registration Statement on Form N-1A
                                            filed with the SEC via EDGAR
                                            (Accession No. 950116-96-1129) on
                                            October 21, 1996.

                           (i) Opinion of Counsel is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-99-1656) on August 27, 1999.

                           (j)      Consent of Tait, Weller & Baker is
                                    incorporated herein by reference to Exhibit
                                    (j) of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-99-1656) on August 27, 1999.


                           (k)      None.

                           (l) Agreement with Janney Montgomery Scott LLC (formerly, Janney Montgomery Scott Inc.) for providing Initial Capital is incorporated herein by reference to Exhibit 13A of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

                           (m) The Registrant's 12b-1 Plan is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.

                           (n)      Not Applicable.

                           (o) Powers of Attorney are incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed with the SEC via EDGAR (Accession No. 950116-96-1129) on October 21, 1996.